SCHEDULE OF PROPERTY EQUIPMENT (Details) - Old Glory Holding Co [Member] - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Total premises and equipment			$ 1,440	$ 1,398
Less accumulated depreciation			(1,017)	(920)
Premises and equipment	$ 471		423	478
Depreciation expense	$ 20	$ 16	97	91
Land [Member]
Total premises and equipment			58	58
Building Improvements [Member]
Total premises and equipment			410	392
Furniture and Fixtures [Member]
Total premises and equipment			$ 972	$ 948